Warrants - Schedule of Outstanding and Exercisable Warrants (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Outstanding Shares, Warrants forfeited		435,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Outstanding Shares, Warrants Outstanding Beginning	2,880,141	2,738,096	2,647,446
Number of Outstanding Shares, Warrants granted	300,000	577,045	115,650
Number of Outstanding Shares, Warrants forfeited		(435,000)
Number of Outstanding Shares, Warrants exercised	(16,666)		(25,000)
Number of Outstanding Shares, Warrants Outstanding Ending	3,163,475	2,880,141	2,738,096
Weighted Average Exercise Price, Outstanding Beginning	$ 0.08	$ 0.24	$ 0.24
Weighted Average Exercise Price, Warrants granted	0.01	0.02	0.18
Weighted Average Exercise Price, Warrants forfeited
Weighted Average Exercise Price, Warrants exercised	0.01		0.01
Weighted Average Exercise Price, Outstanding Ending	$ 0.08	$ 0.08	$ 0.24
Contractual Life Warrants Outstanding, Beginning	3 years 8 months 26 days	3 years 3 months 11 days	4 years 2 months 27 days
Contractual Life Warrants Outstanding, granted	0 years	7 years 1 month 9 days	5 years
Contractual Life Warrants Outstanding, forfeited	0 years
Contractual Life Warrants Outstanding, exercised	0 years
Contractual Life Warrants Outstanding Ending	3 years 7 days	3 years 8 months 26 days	3 years 3 months 11 days
Aggregate Intrinsic Value Outstanding Beginning	$ 782,385	$ 937,567	$ 930,751
Aggregate Intrinsic Value Outstanding Ending	$ 3,574,954	$ 782,385	$ 937,567